Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 16 - Shareholders’ Equity

A.	General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT and are also listed and traded on the Tel-Aviv stock exchange.

B.	Stock Option Plan

As of December 31, 2024, the Company has one effective Share Incentive Plan (and Sub-Plan for Grantees Subject to Israeli Taxation) for the issuance of options, restricted share units and/ or restricted shares to employees, officers, directors, consultants and other services providers of the Company or any affiliated companies thereof (the “2018 Plan”). The 2018 Plan was adopted by the Company in April 2018 and thereby replaced the Company’s previous equity plans (the “2014 Share Option Plan” and the “2007 Restricted Share Unit Plan”). The total number of equity awards that may be granted under the 2018 Plan during each calendar year is equal to three and a half percent (3.5%) of the Company’s total issued and outstanding Share capital as of December 31 of the preceding calendar year.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. In 2024, 4,905 options were granted.

	2024 Grant	2023 Grant
Valuation assumptions:
Dividend yield	-	-
Expected volatility	55%	39%-48%
Risk-free interest rate	3.5%	2%-4%
Expected life (years) *	4.0	4.0
Vesting period (years)	1.0	1.0

*Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.

The total intrinsic value of outstanding options as of December 31, 2024, 2023, and 2022 is $863, $1,207 and $375, respectively.

The total intrinsic value of vested options as of December 31, 2024, 2023, and 2022 is $863, $1,189 and $375 respectively.

The total stock option compensation expense amounted to $140, $100, and $63 in 2024, 2023 and 2022, respectively.

As of December 31, 2024, 4,905 options were unvested. The unrecognized compensation cost related to non-vested share-based compensation arrangements amounted to $119, which will be recognized over one year.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2024		2023		2022
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	26,097	22.99	21,318	12.96	22,102	12.66
Granted	4,905	81.28	16,224	31.5	-	-
Forfeited and cancelled	-	-	-	-	-	-
Exercised	(8,447)	4.38	(11,445)	16.41	(784)	4.38

Outstanding at year end	22,555	42.64	26,097	22.99	21,318	12.96

Exercisable at year end	17,650	31.90	22,577	16.78	21,318	12.96

The income tax benefit associated with stock options exercised each year was immaterial.

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)
Outstanding and exercisable as of December 31, 2024	22,555	42.64	6.23	863

The following table summarizes information about non-vested options at December 31, 2024:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2024	3,520	28.4
Granted	4,905	33.13
Vested	(3,520)	28.4

Balance at December 31, 2024	4,905	33.13

C.	Restricted Share Unit Plan

In April 2018, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) to replace the 2007 Restricted Share Unit Plan, pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 3.5% out of the outstanding shares (1,590,725 as of December 31, 2024). Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

	RSUs	Weighted average grant date value
Balance at January 1, 2024	1,135,351	$29.27
Granted	189,968	$83.83
Vested	(528,899)	$27.16
Forfeited	(19,070)	$36.77

Balance at December 31, 2024	777,350	$43.97

The total intrinsic value of outstanding RSUs as of December 31, 2024, 2023 and 2022 is $62.79, $78.77 and $21.96, respectively.

The weighted average grant date fair value of RSUs granted during 2024, 2023, and 2022 is $83.83, $26.43 and $36.69, respectively.

The total compensation cost from RSUs recognized in the year ending December 31, 2024, amounted to $14,362. This is recorded as salary expenses within cost of goods and operating expenses. The unrecognized compensation expense in the amount of $26,300 will be recognized in the years 2025 to 2028.